Income taxes	12 Months Ended
Mar. 31, 2019
Income taxes

21. Income taxes

Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Current tax expense	Rs.	84,273.5	Rs.	108,676.0	Rs.	128,050.2	US$	1,851.5
Deferred tax (benefit) expense		(5,048.6)		(10,403.5)		(8,129.4)		(117.6)
Interest on income tax refund		0.0		0.0		(527.3)		(7.6)

Income tax expense	Rs.	79,224.9	Rs.	98,272.5	Rs.	119,393.5	US$	1,726.3

Income before income tax expense and income tax expense are substantially all from India.

The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Income before income tax expense	Rs.	219,965.5	Rs.	277,106.4	Rs.	339,959.0	US$	4,915.5
Statutory income tax rate		34.61%		34.61%		34.94%		34.94%
Expected income tax expense		76,125.7		95,901.0		118,795.3		1,717.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0.0		0.0		(343.0)		(5.0)
Stock-based compensation		2,839.0		2,282.3		1,867.2		27.0
Income exempt from taxes		(997.2)		(524.8)		(1,422.8)		(20.6)
Effect of change in statutory tax rate		0.0		(209.2)		0.0		0.0
Other, net		1,257.4		823.2		496.8		7.2

Income tax expense	Rs.	79,224.9	Rs.	98,272.5	Rs.	119,393.5	US$	1,726.3

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	30,732.5	Rs.	39,604.8	US$	572.7
Unrealized loss on available for sale debt securities		2,491.2		0.0		0.0
Property and equipment		0.0		383.8		5.5
Derivatives		309.8		289.1		4.2
Employee benefits		1,905.5		2,063.1		29.8
Others*		4,718.5		5,511.9		79.7

Deferred tax asset		40,157.5		47,852.7		691.9

Taxable temporary differences:
Property and equipment		434.0		0.0		0.0
Loan origination cost and fees		4,957.9		5,606.3		81.1
Investments, others		479.2		2,677.0		38.7
Unrealized gain on available for sale debt securities		0.0		5,680.2		82.1
Intangible assets		0.3		0.0		0.0

Deferred tax liability		5,871.4		13,963.5		201.9

Net deferred tax asset (liability)	Rs.	34,286.1	Rs.	33,889.2	US$	490.0

*	includes deductible temporary differences relating to accrued expenses and other liabilities Rs. 3,400.5 million and Rs. 4,310.4 million as at March 31, 2018 and March 31, 2019, respectively.

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is predominantly based on expectations as to future pretax income.

The total unrecognized tax benefit as of March 31, 2018 and March 31, 2019 is Rs. 648.3 million and Rs. 14,448.1 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) is pending from fiscal 2017 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2018		2019		2019
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	9.4
Increase/(decrease) related to prior year tax positions		0.0		13,799.8		199.5

Closing balance	Rs.	648.3	Rs.	14,448.1	US$	208.9

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 14,448.1 million as of March 31, 2019 and thereby would affect the Bank’s effective tax rate. There is no tax liability relating to the above unrecognized tax benefits.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to unrecognized tax benefits within income taxes.